Operating lease and other commitments (Details 1)	6 Months Ended
Jun. 30, 2020 USD ($)
Operating lease liability , beginning balance	$ 147,036
Operating lease liability, renewed office lease	144,169
Operating lease liability, repayments of lease liability	(139,580)
Operating Lease Liability Other	5,373
Operating lease liability, ending balance	156,998
Lease liability due within one year	54,643
Lease liability long term	$ 102,355